Other Expense, Net (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Other Expense, Net
Impairment adjustments			$ (3,064,319)	$ (69,467)
Write-off of unrecoverable indirect taxes, net			(1,151,869)
Legal and financial advisory and professional services			(1,048,698)	(265,310)	$ (218,731)
Dismissal severance expense			(776,069)	(1,003,358)	(115,974)
(Loss) gain on disposition of property and equipment			(622,233)	48,036	70,759
Surcharges for income taxes from prior years			(405,916)
Donations			(30,000)	(30,000)	(26,229)
Realized gain on sale of property			2,582,339
Interest on Asset Tax recoverable from prior years			182,923	315,778
Expense related to Hurricane "Otis"				(329,721)
Deferred compensation plan liability				337,450	(129,810)
Lawsuit settlement agreement, net	$ 425,762	$ 21.5			(425,762)	$ (21.5)
Other, net			(221,058)	13,324	(213,372)
Total other (expense) income			(4,554,900)	$ (913,801)	(1,023,169)
legal expenses			772,157
OCEN
Other Expense, Net
Gain on disposition					$ 35,950
OCEN and subsidiaries
Other Expense, Net
Ownership (as a percent)					40.00%	40.00%
Cable
Other Expense, Net
Impairment adjustments			450,000
Sky
Other Expense, Net
Impairment Loss Recognised in Profit or Loss, Assets Other Than Goodwill			$ 2,614,319